Property and equipment - Maintenance expenses (Details) - BRL (R$) R$ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Property and equipment
Amortization of capitalized maintenance costs	R$ (6.0)	R$ (14.5)
Maintenance materials and repairs	(123.3)	(146.0)
Total maintenance expenses	(129.3)	R$ (160.5)
Impairment charges	R$ 0.0